INCOME TAXES - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state net operating carryforwards	$ 56,333	$ 23,310
Research and development and other credits	11,072	7,567
Capitalized startup costs	17,032	24,048
Compensationrelated items	1,286	568
Deferred lease liability	1,111	1,212
Other deferred tax assets	2,068	379
Total gross deferred tax asset	88,902	57,084
Valuation allowance	(87,370)	(56,405)	$ (21,700)
Net deferred tax asset	1,532	679
Deferred tax liabilities:
Rightofuse asset	(664)	(679)
Acquired technology	(868)
Total deferred tax liabilities	$ (1,532)	$ (679)